Credit Risk - Disclosure of ECL by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Total JAs as a percentage of Total ECL (%)	11.00%	19.00%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 869	£ 992
Accumulated impairment | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	61	84
Accumulated impairment | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	31	100
Accumulated impairment | Total JAs
Disclosure of credit risk exposure [line items]
Financial assets	92	184
Accumulated impairment | Long-term indeterminate arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		16
Accumulated impairment | 12+ months in arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		14
Accumulated impairment | Unsecured PD adjustments | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	2
Accumulated impairment | UPL loss floor | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		6
Accumulated impairment | Mortgages LGD | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	27
Accumulated impairment | Model underestimation | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		36
Accumulated impairment | Corporate single large exposure | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	24	23
Accumulated impairment | Other | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	8	(11)
Accumulated impairment | Corporate lending to segments affected by supply chain pressures | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	14	24
Accumulated impairment | Secured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		13
Accumulated impairment | Unsecured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		38
Accumulated impairment | Mortgage refinancing risk | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	11	19
Accumulated impairment | SME debt burden | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	6	6
Accumulated impairment | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	172	242
Accumulated impairment | Mortgages | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	28	78
Accumulated impairment | Mortgages | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	11	28
Accumulated impairment | Mortgages | Total JAs
Disclosure of credit risk exposure [line items]
Financial assets	39	106
Accumulated impairment | Mortgages | Long-term indeterminate arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		16
Accumulated impairment | Mortgages | 12+ months in arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		14
Accumulated impairment | Mortgages | Unsecured PD adjustments | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0
Accumulated impairment | Mortgages | UPL loss floor | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Mortgages | Mortgages LGD | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	27
Accumulated impairment | Mortgages | Model underestimation | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		36
Accumulated impairment | Mortgages | Corporate single large exposure | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Mortgages | Other | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	1	12
Accumulated impairment | Mortgages | Corporate lending to segments affected by supply chain pressures | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Mortgages | Secured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		9
Accumulated impairment | Mortgages | Unsecured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Mortgages | Mortgage refinancing risk | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	11	19
Accumulated impairment | Mortgages | SME debt burden | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Everyday Banking
Disclosure of credit risk exposure [line items]
Financial assets	286	300
Accumulated impairment | Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	150	140
Accumulated impairment | Everyday Banking | Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	1	1
Accumulated impairment | Everyday Banking | Credit Cards | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	16
Accumulated impairment | Everyday Banking | Credit Cards | Total JAs
Disclosure of credit risk exposure [line items]
Financial assets	1	17
Accumulated impairment | Everyday Banking | Credit Cards | Long-term indeterminate arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Everyday Banking | Credit Cards | 12+ months in arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Everyday Banking | Credit Cards | Unsecured PD adjustments | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0
Accumulated impairment | Everyday Banking | Credit Cards | UPL loss floor | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Everyday Banking | Credit Cards | Mortgages LGD | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0
Accumulated impairment | Everyday Banking | Credit Cards | Model underestimation | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Everyday Banking | Credit Cards | Corporate single large exposure | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Everyday Banking | Credit Cards | Other | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	1	1
Accumulated impairment | Everyday Banking | Credit Cards | Corporate lending to segments affected by supply chain pressures | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Everyday Banking | Credit Cards | Secured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Everyday Banking | Credit Cards | Unsecured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		16
Accumulated impairment | Everyday Banking | Credit Cards | Mortgage refinancing risk | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Everyday Banking | Credit Cards | SME debt burden | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Financial assets	136	160
Accumulated impairment | Everyday Banking | Other | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	8	9
Accumulated impairment | Everyday Banking | Other | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	6	28
Accumulated impairment | Everyday Banking | Other | Total JAs
Disclosure of credit risk exposure [line items]
Financial assets	14	37
Accumulated impairment | Everyday Banking | Other | Long-term indeterminate arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Everyday Banking | Other | 12+ months in arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Everyday Banking | Other | Unsecured PD adjustments | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	2
Accumulated impairment | Everyday Banking | Other | UPL loss floor | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		6
Accumulated impairment | Everyday Banking | Other | Mortgages LGD | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0
Accumulated impairment | Everyday Banking | Other | Model underestimation | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Everyday Banking | Other | Corporate single large exposure | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Everyday Banking | Other | Other | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	6	3
Accumulated impairment | Everyday Banking | Other | Corporate lending to segments affected by supply chain pressures | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Everyday Banking | Other | Secured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Everyday Banking | Other | Unsecured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		22
Accumulated impairment | Everyday Banking | Other | Mortgage refinancing risk | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Everyday Banking | Other | SME debt burden | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	6	6
Accumulated impairment | Consumer Finance
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Accumulated impairment | Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0	4
Accumulated impairment | Consumer Finance | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	4
Accumulated impairment | Consumer Finance | Total JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	8
Accumulated impairment | Consumer Finance | Long-term indeterminate arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Consumer Finance | 12+ months in arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Consumer Finance | Unsecured PD adjustments | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0
Accumulated impairment | Consumer Finance | UPL loss floor | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Consumer Finance | Mortgages LGD | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0
Accumulated impairment | Consumer Finance | Model underestimation | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Consumer Finance | Corporate single large exposure | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Consumer Finance | Other | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0	4
Accumulated impairment | Consumer Finance | Corporate lending to segments affected by supply chain pressures | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Consumer Finance | Secured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		4
Accumulated impairment | Consumer Finance | Unsecured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Consumer Finance | Mortgage refinancing risk | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Consumer Finance | SME debt burden | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	342	380
Accumulated impairment | Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	24	(8)
Accumulated impairment | Corporate & Commercial Banking | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	14	24
Accumulated impairment | Corporate & Commercial Banking | Total JAs
Disclosure of credit risk exposure [line items]
Financial assets	38	16
Accumulated impairment | Corporate & Commercial Banking | Long-term indeterminate arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate & Commercial Banking | 12+ months in arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate & Commercial Banking | Unsecured PD adjustments | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0
Accumulated impairment | Corporate & Commercial Banking | UPL loss floor | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate & Commercial Banking | Mortgages LGD | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0
Accumulated impairment | Corporate & Commercial Banking | Model underestimation | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate & Commercial Banking | Corporate single large exposure | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	24	23
Accumulated impairment | Corporate & Commercial Banking | Other | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0	(31)
Accumulated impairment | Corporate & Commercial Banking | Corporate lending to segments affected by supply chain pressures | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	14	24
Accumulated impairment | Corporate & Commercial Banking | Secured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate & Commercial Banking | Unsecured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate & Commercial Banking | Mortgage refinancing risk | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate & Commercial Banking | SME debt burden | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Total JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Long-term indeterminate arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate Centre | 12+ months in arrears | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate Centre | Unsecured PD adjustments | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0
Accumulated impairment | Corporate Centre | UPL loss floor | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate Centre | Mortgages LGD | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0
Accumulated impairment | Corporate Centre | Model underestimation | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate Centre | Corporate single large exposure | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Other | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Corporate lending to segments affected by supply chain pressures | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Secured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate Centre | Unsecured affordability | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets		0
Accumulated impairment | Corporate Centre | Mortgage refinancing risk | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | SME debt burden | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before JAs | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	777	808
ECL before JAs | Accumulated impairment | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	133	136
ECL before JAs | Accumulated impairment | Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	149	123
ECL before JAs | Accumulated impairment | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Financial assets	122	123
ECL before JAs | Accumulated impairment | Consumer Finance
Disclosure of credit risk exposure [line items]
Financial assets	69	62
ECL before JAs | Accumulated impairment | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	304	364
ECL before JAs | Accumulated impairment | Corporate Centre
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before JAs | Accumulated impairment | Modelled ECL
Disclosure of credit risk exposure [line items]
Financial assets	609	680
ECL before JAs | Accumulated impairment | Modelled ECL | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	127	132
ECL before JAs | Accumulated impairment | Modelled ECL | Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	149	123
ECL before JAs | Accumulated impairment | Modelled ECL | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Financial assets	122	123
ECL before JAs | Accumulated impairment | Modelled ECL | Consumer Finance
Disclosure of credit risk exposure [line items]
Financial assets	69	62
ECL before JAs | Accumulated impairment | Modelled ECL | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	142	240
ECL before JAs | Accumulated impairment | Modelled ECL | Corporate Centre
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before JAs | Accumulated impairment | Individually assessed
Disclosure of credit risk exposure [line items]
Financial assets	168	128
ECL before JAs | Accumulated impairment | Individually assessed | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	6	4
ECL before JAs | Accumulated impairment | Individually assessed | Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before JAs | Accumulated impairment | Individually assessed | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before JAs | Accumulated impairment | Individually assessed | Consumer Finance
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before JAs | Accumulated impairment | Individually assessed | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	162	124
ECL before JAs | Accumulated impairment | Individually assessed | Corporate Centre
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0